Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005477
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,847	$ 11,724	$ 12,164	$ 12,501	$ 12,412	$ 12,204	$ 12,965	$ 13,823	$ 13,213	$ 14,023	$ 14,308	$ 11,582	$ 13,045	$ 13,160	$ 12,522	$ 13,537	$ 8,693	$ 10,546	$ 10,944	$ 13,176	$ 14,556	$ 15,262	$ 15,206	$ 16,513	$ 17,853	$ 15,578	$ 15,285	$ 17,706	$ 17,516	$ 17,568	$ 18,119	$ 17,900	$ 19,568	$ 19,174	$ 19,602	$ 18,702	$ 19,608	$ 19,800	$ 21,551	$ 22,239
C000166331
Account Value [Line Items]
Accumulated Value	500,000	542,737	586,757	608,767	625,999	621,535	611,492	649,804	692,978	662,601	703,420	718,039	581,387	655,220	661,211	629,320	680,535	437,204	530,580	550,758	663,559	733,247	769,208	766,567	832,838	900,579	786,085	771,955	894,542	885,403	888,450	916,520	905,883	990,894	971,407	993,817	948,542	994,806	1,005,286	1,094,491	1,130,174
MSCI World Index Net
Account Value [Line Items]
Accumulated Value	10,000	9,965	10,066	10,555	10,751	11,437	11,897	12,473	13,159	12,991	13,216	13,874	12,013	13,512	14,053	14,128	15,337	12,108	14,452	15,598	17,776	18,651	20,095	20,094	21,654	20,538	17,214	16,149	17,726	19,096	20,400	19,694	21,942	23,891	24,519	26,080	26,039	25,572	28,506	30,578	31,532
MSCI World Index Net
Account Value [Line Items]
Accumulated Value	500,000	498,252	503,275	527,762	537,553	571,827	594,849	623,633	657,966	649,537	660,802	693,714	600,647	675,607	702,635	706,392	766,847	605,413	722,614	779,908	888,795	932,538	1,004,753	1,004,684	1,082,705	1,026,913	860,692	807,435	886,285	954,802	1,020,010	984,699	1,097,107	1,194,537	1,225,972	1,304,003	1,301,947	1,278,613	1,425,294	1,528,916	1,576,581
MSCI World Select Natural Resources Index Net
Account Value [Line Items]
Accumulated Value	10,000	10,482	11,294	11,917	12,563	12,537	12,201	13,201	14,069	13,357	14,460	14,521	11,526	13,133	13,131	12,509	13,456	8,151	9,985	9,616	11,806	13,700	14,786	14,687	15,518	18,477	16,530	15,983	18,773	18,790	18,845	19,822	20,351	21,852	21,357	21,914	20,638	21,878	22,144	23,856	24,653
MSCI World Select Natural Resources Index Net
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 524,110	$ 564,710	$ 595,848	$ 628,139	$ 626,830	$ 610,054	$ 660,033	$ 703,430	$ 667,848	$ 723,001	$ 726,040	$ 576,279	$ 656,646	$ 656,546	$ 625,450	$ 672,808	$ 407,553	$ 499,261	$ 480,791	$ 590,306	$ 685,015	$ 739,297	$ 734,368	$ 775,907	$ 923,826	$ 826,486	$ 799,148	$ 938,640	$ 939,508	$ 942,229	$ 991,093	$ 1,017,557	$ 1,092,623	$ 1,067,830	$ 1,095,692	$ 1,031,890	$ 1,093,894	$ 1,107,222	$ 1,192,778	$ 1,232,661